UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 55.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	47,767	$497
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	25,542	255
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,761	13
SEI Institutional Managed Trust Real Return Fund, Cl Y	8,349	85
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	10,158	103

Total Fixed Income Funds (Cost $954) ($ Thousands)		953

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	33,854	343
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,961	85
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	9,750	84

Total Multi-Asset Funds (Cost $500) ($ Thousands)		512

Equity Funds — 9.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,619	86
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,880	69

Total Equity Funds (Cost $143) ($ Thousands)		155

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	85,113	85

Total Money Market Fund (Cost $85) ($ Thousands)		85

Total Investments — 100.1% (Cost $1,682) ($ Thousands) @		$1,705

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/29/16	EUR	12	USD	13	$—

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(13)	$13	$—

For the period ended March 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,704 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2017.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,705	$—	$—	$1,705

Total Investments in Securities	$1,705	$—	$—	$1,705

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts **
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@	At March 31, 2017 , the tax basis cost of the Fund’s investments was $1,682 ($ Thousands), and the unrealized appreciation and depreciation were $28 ($ Thousands) and $ (5) $ (Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund (Concluded)

March 31, 2017

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$528	$2	$(32)	$—	$(1)	$497	$2
SEI Institutional Managed Trust Conservative Income Fund, CI Y	270	2	(17)	—	—	255	1
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	13	—	—	—	—	13	—
SEI Institutional Managed Trust Real Return Fund, CI Y	90	—	(5)	—	—	85	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	109	1	(8)	—	1	103	1
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	360	1	(23)	—	5	343	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	90	1	(7)	—	1	85	1
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	90	—	(5)	—	(1)	84	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	90	1	(9)	—	4	86	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	71	1	(6)	—	3	69	—
SEI Daily Income Trust Government Fund, CI F	90	1	(6)	—	—	85	—

Totals	$1,801	$10	$(118)	$—	$12	$1,705	$5

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	191,751	$1,996
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	59,997	560
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	42,001	418
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	140,104	1,401
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	72,729	526
SEI Institutional Managed Trust Real Return Fund, Cl Y	54,948	561
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	166,749	1,681

Total Fixed Income Funds (Cost $7,122) ($ Thousands)		7,143

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	43,604	420
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	235,141	2,380
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	78,119	838
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	81,463	700

Total Multi-Asset Funds (Cost $4,306) ($ Thousands)		4,338

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	135,965	1,541
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	55,347	982

Total Equity Funds (Cost $2,382) ($ Thousands)		2,523

Total Investments — 100.1% (Cost $13,810) ($ Thousands) @		$14,004

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation ($ Thousands)
04/29/16	EUR	97	USD	104	$1

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(103)	$104	$1

For the period ended March 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $13,990 ($ Thousands).

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$14,004	$—	$—	$14,004

Total Investments in Securities	$14,004	$—	$—	$14,004

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts **
Unrealized Appreciation	$—	$1	$—	$1

Total Other Financial Instruments	$—	$1	$—	$1

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $13,810 ($ Thousands), and the unrealized appreciation and depreciation were $268 ($ Thousands) and $ (74) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund (Concluded)

March 31, 2017

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$1,999	$162	$(159)	$(2)	$(4)	$1,996	$7
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	561	44	(47)	—	2	560	2
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	422	22	(50)	(2)	26	418	—
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,402	114	(115)	—	—	1,401	3
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	529	45	(55)	1	6	526	7
SEI Institutional Managed Trust Real Return Fund, CI Y	561	44	(47)	—	3	561	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	1,688	128	(140)	(6)	11	1,681	9
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	422	25	(41)	(3)	17	420	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,384	162	(196)	(2)	32	2,380	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	841	61	(77)	—	13	838	7
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	702	67	(58)	—	(11)	700	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,542	93	(180)	9	77	1,541	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	980	56	(96)	2	40	982	—

Totals	$14,033	$1,023	$(1,261)	$(3)	$212	$14,004	$35

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	85,701	$892
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	44,046	412
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	41,346	412
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	85,799	620
SEI Institutional Managed Trust Real Return Fund, Cl Y	40,482	413
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	218,547	2,203

Total Fixed Income Funds (Cost $4,918) ($ Thousands)		4,952

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	214,788	2,069
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	135,906	1,375
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	63,960	686
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	80,013	688

Total Multi-Asset Funds (Cost $4,802) ($ Thousands)		4,818

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	181,989	2,062
SEI Institutional Managed Trust Large Cap Fund, Cl Y	40,375	548
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	77,501	1,375

Total Equity Funds (Cost $3,714) ($ Thousands)		3,985

Total Investments — 100.1% (Cost $13,434) ($ Thousands) @		$13,755

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation ($ Thousands)
04/29/16	EUR	192	USD	207	$1

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(206)	$207	$1

For the period ended March 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $13,740 ($ Thousands).

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$13,755	$—	$—	$13,755

Total Investments in Securities	$13,755	$—	$—	$13,755

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts **
Unrealized Appreciation	$—	$1	$—	$1

Total Other Financial Instruments	$—	$1	$—	$1

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $13,434 ($ Thousands), and the unrealized appreciation and depreciation were $412 ($ Thousands) and $(91) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund (Concluded)

March 31, 2017

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$897	$33	$(36)	$—	$(2)	$892	$3
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	414	16	(19)	—	1	412	2
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	414	11	(37)	—	24	412	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	624	24	(36)	—	8	620	9
SEI Institutional Managed Trust Real Return Fund, Cl Y	414	13	(17)	—	3	413	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,214	67	(84)	(4)	10	2,203	12
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,076	48	(129)	(8)	82	2,069	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,378	40	(61)	(1)	19	1,375	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	689	23	(37)	—	11	686	6
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	689	30	(19)	—	(12)	688	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,065	73	(195)	15	104	2,062	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	549	22	(50)	3	24	548	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,374	52	(112)	3	58	1,375	—

Totals	$13,797	$452	$(832)	$8	$330	$13,755	$32

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 63.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	30,722	$329
SEI Institutional International Trust International Equity Fund, Cl Y	99,057	993
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	33,542	380
SEI Institutional Managed Trust Large Cap Fund, Cl Y	73,121	993
SEI Institutional Managed Trust Small Cap Fund, Cl Y	22,851	289

Total Equity Funds (Cost $2,670) ($ Thousands)		2,984

Multi-Asset Funds — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	98,530	949

Total Multi-Asset Funds (Cost $954) ($ Thousands)		949

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	28,286	282
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	39,379	285
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	23,340	235

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Total Fixed Income Funds (Cost $771) ($ Thousands)		$802

Total Investments — 100.2% (Cost $4,395) ($ Thousands) @		$4,735

Percentages are based on Net Assets of $4,727 ($ Thousands).

Cl	— Class

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,735	$—	$—	$4,735

Total Investments in Securities	$4,735	$—	$—	$4,735

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $4,395 ($ Thousands), and the unrealized appreciation and depreciation were $354 ($ Thousands) and $(14) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 3/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$328	$—	$(37)	$—	$38	$329	$—
SEI Institutional International Trust International Equity Fund, Cl Y	974	8	(63)	—	74	993	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	365	3	(9)	—	21	380	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	959	13	(27)	(1)	49	993	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	274	14	(1)	—	2	289	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	927	17	(28)	(2)	35	949	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	277	3	(14)	—	16	282	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	279	12	(10)	—	4	285	4
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	232	6	(4)	—	1	235	2

Totals	$4,615	$76	$(193)	$(3)	$240	$4,735	$6

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	39,859	$397
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	55,303	400
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	198,569	2,001

Total Fixed Income Funds (Cost $2,793) ($ Thousands)		2,798

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	165,882	1,597
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	37,155	399
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	74,440	640

Total Multi-Asset Funds (Cost $2,681) ($ Thousands)		2,636

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	22,273	238
SEI Institutional International Trust International Equity Fund, Cl Y	79,402	796
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	35,306	400
SEI Institutional Managed Trust Large Cap Fund, Cl Y	64,690	879

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Small Cap Fund, Cl Y	19,038	$241

Total Equity Funds (Cost $2,321) ($ Thousands)		2,554

Total Investments — 100.1% (Cost $7,795) ($ Thousands) @		$7,988

Percentages are based on Net Assets of $7,980 ($ Thousands).

Cl	— Class

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$7,988	$—	$—	$7,988

Total Investments in Securities	$7,988	$—	$—	$7,988

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $7,795 ($ Thousands), and the unrealized appreciation and depreciation were $295 ($ Thousands) and $(102) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$403	$18	$(47)	$—	$23	$397	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	406	27	(39)	—	6	400	6
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,024	139	(167)	(9)	14	2,001	11
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,614	88	(162)	(17)	74	1,597	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	403	26	(37)	—	7	399	4
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	645	45	(39)	(1)	(10)	640	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	245	8	(43)	—	28	238	—
SEI Institutional International Trust International Equity Fund, Cl Y	810	48	(123)	(4)	65	796	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	401	26	(51)	2	22	400	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	883	61	(110)	(10)	55	879	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	241	25	(27)	(1)	3	241	—

Totals	$8,075	$511	$(845)	$(40)	$287	$7,988	$21

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

March 31, 2017

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	45,408	$486
SEI Institutional International Trust International Equity Fund, Cl Y	181,540	1,821
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	62,918	712
SEI Institutional Managed Trust Large Cap Fund, Cl Y	139,275	1,891
SEI Institutional Managed Trust Small Cap Fund, Cl Y	28,291	358

Total Equity Funds (Cost $4,842) ($ Thousands)		5,268

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	250,020	2,407
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	44,459	477
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	110,552	951

Total Multi-Asset Funds (Cost $3,953) ($ Thousands)		3,835

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	60,490	603
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	82,145	594

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	166,380	$1,677

Total Fixed Income Funds (Cost $2,867) ($ Thousands)		2,874

Total Investments — 100.1% (Cost $11,662) ($ Thousands) @		$11,977

Percentages are based on Net Assets of $11,961 ($ Thousands).

Cl	— Class

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$11,977	$—	$—	$11,977

Total Investments in Securities	$11,977	$—	$—	$11,977

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $11,662 ($ Thousands), and the unrealized appreciation and depreciation were $484 ($ Thousands) and $(169) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$476	$13	$(58)	$—	$55	$486	$—
SEI Institutional International Trust International Equity Fund, Cl Y	1,764	56	(132)	(7)	140	1,821	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	692	19	(40)	2	39	712	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,846	52	(100)	(8)	101	1,891	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	347	24	(16)	—	3	358	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,353	90	(118)	(18)	100	2,407	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	468	21	(20)	—	8	477	4
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	936	57	(25)	(2)	(15)	951	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	587	22	(40)	(1)	35	603	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	590	26	(29)	(2)	9	594	9
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,651	89	(68)	(3)	8	1,677	9

Totals	$11,710	$469	$(646)	$(39)	$483	$11,977	$22

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2017

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 26, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: May 26, 2017